Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Notes Payable
Notes Payable (in thousands)

Successor	Predecessor
December 31, 2020	December 31, 2019
On May 11, 2020 the Company received loan proceeds in the amount of $2,237 under the Paycheck Protection Program (“PPP”). The loans and accrued interest are forgivable after eight weeks, as long as,

the Company uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintain its payroll levels. The amount of loan forgiveness will be reduced if the Company terminates employees or reduces salaries during the eight-week period. The unforgiven portion of the PPP loans are payable over two years at an interest rate of 1%, with a deferral of payments for the first seven months.
$2,237	$—

	Successor	Predecessor
	December 31, 2020	December 31, 2019
Installment note payable to an individual, issued in connection with the Company’s April 2020 acquisition, monthly payments of $9, over a seven-year amortization including 7% interest, with a maturity date of June 1, 2024.	$555	$—
Installment note payable to bank, monthly payments of $9, including interest at 7.75%, principal and interest due at the earlier of, September 23, 2024 or the date of the Company’s termination of the APM (see Note 1).This note is secured by equipment, and is guaranteed by the franchisee under the APM, its members and their affiliates. As of December 31, 2019, this note was in default and classified as current. The Company elected not to continue payment while negotiating with the banks to release the lien on the restaurant assets which the Company was managing under the APM. No recourse to the general credit of the Company.
	$—	$468
Installment note payable to bank, monthly payments of $4, including interest at 5.3%, principal and interest due at the earlier of May 17, 2027 or the date of the Company’s termination of the APM (see Note 1). This note was secured by equipment, guaranteed by the franchisee under the APM, its members and their affiliates. As of December 31, 2019, this note is in default and classified as current. The Company elected not to continue payment while negotiating with the banks to release the lien on the restaurant assets which the Company was managing under the APM. No recourse to the general credit of the Company.
	—	258
Installment note payable to bank, monthly payments of $3, including interest at 5.0%, principal and interest due the earlier of August 4, 2026 or the date of the Company’s termination of the APM (see Note 1). This note is secured by equipment, guaranteed by the franchisee under the APM, its members and their affiliates. As of December 31, 2019, this note was in default and classified as current. No recourse to the general credit of the Company.	—	409
Other notes payable No recourse to the general credit of the Company.	168	72

Total notes payable	$2,960	$1,207

Less: current portion	(1,438)	(1,207)

Total notes payable - long-term portion	$1,522	$—